EXHIBIT 99.1

John Deere Owner Trust 2010

Statement to Noteholders

$224,000,000   Class A-1  0.34384% Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000% Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000% Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000% Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:			18-Jan-11

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$12,876,919.87
		(ii) A-1 Note Pool Factor:	0.0574862

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$147,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:	$12,876,919.87
		per $1,000 original principal amount:	$57.49

	(b)	Class A-2 Notes:	$13,330,081.32
		per $1,000 original principal amount:	$90.68

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Total:	$26,207,001.19

(3)	(a)	Amount of interest being paid on Notes:

		(i) Class A-1 Notes:	$4,181.62
		per $1,000 original principal amount:	$0.02

		(ii)	Class A-2 Notes:	$88,200.00
			per $1,000 original principal amount:	$0.60

		(iii)	Class A-3 Notes:	$293,700.00
			per $1,000 original principal amount:	$1.10

		(iv)	Class A-4 Notes:	$124,585.48
			per $1,000 original principal amount:	$1.78

		(v)	Total:	$510,667.10

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$535,542,200.66
		(ii)	at end of related Collection Period:	$509,272,504.72

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$536,306,299.87
		(ii)	at end of related Collection Period:	$510,099,298.68

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$578,997,375.50
		(ii)	at end of related Collection Period:	$550,122,454.72

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$133,669,918.68
		(ii)	A-2 Note Pool Factor:	0.9093192

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$446,285.17
	per $1,000 original principal amount:			$0.60
	(a)	Amount of Servicing Fee earned:		$446,285.17
	(b)	Amount of Servicing Fee paid:		$446,285.17
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:		$100.00

(8)	Aggregate Purchase Amounts for Collection Period:		$0.00

(9)	(i)	Amount in Reserve Account:	$14,948,588.00
	(ii)	Specified Reserve Account Balance:	$14,948,588.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:	$7,624,509.98
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.50%

(11)	(i)	Aggregate amount of net losses for the collection period:	$204,922.76
	(ii)	Cumulative amount of net losses:	$887,418.48
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.12%